Stock Based Compensation and Common Stock (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 5,654	$ 10,252	$ 11,617	$ 24,207	$ 41,502	$ 123,245
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	4,137	10,086	10,047	23,907
Restricted Stock Units Classified As Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	226	166	279	300
Restricted Stock Units Classified As Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,291		$ 1,291